Share Capital - Details of Warrants and Finder's Warrants Outstanding (Details)		12 Months Ended
		Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares	Apr. 30, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding				878,300
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding		130,111	130,111	176,888
Range One | Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	Feb. 03, 2026
Exercise price $ | $ / shares	[1]	$ 22.77
Remaining life (year)	[1]	2 years 9 months 7 days
Warrants outstanding	[1]	130,111

[1]	Exercise price of US $16.81. The figure in the table above is translated at the April 30, 2023 rate.